UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        May 13, 2010
     -------------------         ------------------        ------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $91,512 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 3/31/10                                       Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

BJ SVCS CO                     COM                055482103   42,004    1,962,800 SH   SOLE             1,962,800   -        -
COMSYS IT PARTNERS INC         COM                20581E104    1,770      101,245 SH   SOLE               101,245   -        -
DEX ONE CORP                   COM                25212W100    3,003      107,570 SH   SOLE               107,570   -        -
ENVIRONMENTAL PWR CORP         COM NEW            29406L201        7       34,285 SH   SOLE                34,285   -        -
EPIQ SYS INC                   COM                26882D109    2,478      199,361 SH   SOLE               199,361   -        -
INOVIO BIOMEDICAL CORP         COM                45773H102       47       35,270 SH   SOLE                35,270   -        -
TERRA INDS INC                 COM                880915103    7,427      162,300 SH   SOLE               162,300   -        -
TOREADOR RES CORP NOTE         NOTE 5.000%10/0    891050AB2    3,454    3,607,184 PRN  SOLE             3,607,184   -        -
VARIAN INC                     COM                922206107   31,322      604,901 SH   SOLE               604,901   -        -

                                              Value Total    $91,512

                                              Entry Total:         9
